Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
15.	Fair value of financial assets and liabilities

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts, volatility measurements used to value option contracts and observable credit default swap spreads to adjust for credit risk where appropriate), or inputs that are derived principally from or corroborated by observable market data or other means.

Level 3: Inputs are unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The Company’s fair values of financial assets and liabilities were as follows:

($000s)	December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	8,750	8,750	-	-	8,750
Liabilities
Secured note liabilities	598,517	-	-	598,517	598,517

($000s)	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	5,403	5,403	-	-	5,403
Liabilities
Secured note liabilities	562,552	-	-	562,552	562,552

The carrying value of cash and cash equivalents, short-term deposits, amounts receivable and accounts payable and accrued liabilities approximate their fair values due to the short-term maturity of these financial assets and liabilities.

The Company’s financial risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit Risk

The Company’s credit risk is primarily attributable to short-term deposits, and receivables included in amounts receivable and prepaid expenses. The Company has no significant concentration of credit risk arising from operations. The short-term deposits consist of Canadian Schedule I bank guaranteed notes, with terms up to one year but are cashable in whole or in part with interest at any time to maturity, for which management believes the risk of loss to be remote. Management believes that the risk of loss with respect to financial instruments included in amounts receivable and prepaid expenses to be remote.

Liquidity Risk

The Company’s ability to fund its operations and capital expenditures and other obligations as they become due is dependent upon market conditions. During the current year and subsequent to December 31, 2025 the Company has utilized all of the available shares under the ATM offering of US$100 million filed under a supplement to the base shelf prospectus in 2025.

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at December 31, 2025, the Company had cash and cash equivalents of $117.5 million (December 31, 2024 - $49.8 million) for settlement of current financial liabilities of $21.0 million (December 31, 2024 - $13.4 million). Except for the secured note liabilities and the reclamation obligations, the Company’s financial liabilities primarily have contractual maturities of 30 days and are subject to normal trade terms.

The following table details the Company’s expected remaining contractual cash flow requirements for its financial liabilities on repayment or maturity periods. The amounts presented are based on the contractual undiscounted cash flows and may not agree with the carrying amounts in the Consolidated Statements of Financial Position.

($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
2022 Secured Note including interest	20,071	40,143	40,143	233,973	334,330
2023 Secured Note including interest	13,381	26,762	26,762	197,283	264,188
Lease obligation	682	1,167	454	181	2,484
	34,134	68,072	67,359	431,437	601,002

With respect to the project financing put options (Note 12), as at December 31, 2025, the Company has assessed that the Silver and NSR Financing Puts (“Financing Puts”) are likely to be exercisable on March 24, 2027, at which time, the noteholders will be entitled to exercise the Financing Puts with a 60 business day notice period before settlement would be required. If the noteholders exercise the Financing Puts, the Company would be required to pay US$232.5 million, plus accrued and unpaid interest related to the 2022 Secured Note, and US$155 million plus accrued and unpaid interest related to the 2023 Secured Note. The Company has the option to make interest payments and to pay the amounts due on exercise of the Financing Puts or the EAC Puts (collectively, the “Puts”) by issuing common shares subject to the limit that a noteholder’s share ownership cannot exceed 9.9% of the outstanding common shares of the Company. Although there can be no certainty that the Company is able to settle any amount of the obligations that may become due on or after March 24, 2027 in common shares. Based on the Company’s current share price and the noteholders’ shareholdings as at December 31, 2025, management forecasts that it is likely that the Financing Puts liability can be fully settled through the issuance of common shares. However, there can be no assurance of this outcome, as it is dependent on the Company’s share price and the noteholders’ shareholdings at the date of settlement, which is expected to occur on or after March 24, 2027. However, if the Company is unable to settle all or a portion of the amounts payable in shares, the Company would be required to seek external sources of financing to fund any payments due, such as obtaining replacement royalty arrangements or raise capital, which would be subject to market conditions that are outside the Company’s control.

Market Risk

(a)	Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument or its fair value will fluctuate because of changes in market interest rates. The secured note liabilities (Note 12) bear interest at a fixed rate of 6.5% per annum. The Company’s current policy is to invest excess cash in Canadian bank guaranteed notes (short-term deposits). The short-term deposits can be cashed in at any time and can be reinvested if interest rates rise.

(b)	Foreign Currency Risk

The Company’s functional currency is the Canadian dollar and major purchases are transacted in Canadian and US dollars. The secure note liability and the related interest payments are denominated in US dollars. The Company has the option to pay the interest either in cash or in shares. The Company also funds certain operations, exploration and administrative expenses in the United States on a cash call basis using US dollar cash on hand or converted from its Canadian dollar cash. Management believes the foreign exchange risk derived from currency conversions is not significant to its operations and has not entered into any foreign exchange hedges. As at December 31, 2025, the Company had cash and cash equivalents, investment in associate, reclamation deposits, accounts payable and secured notes that are in US dollars.

(c)	Investment Risk

The Company has investments in other publicly listed exploration companies which are included in investments. These shares were received as option payments on certain exploration properties the Company owns or has sold. In addition, the Company holds $8.7 million in a gold exchange traded receipt that is recorded on the consolidated statements of financial position in investments. The risk on these investments is significant due to the nature of the investment but the amounts are not significant to the Company.